Condensed Consolidated Statement of Changes in Equity - GBP (£) £ in Millions	Total	Total	Share capital	Share premium	Other equity instruments	Fair value	Cash flow hedging	Currency translation	Retained earnings	Non-controlling interests
Beginning balance at Dec. 31, 2021	£ 16,102	£ 16,102	£ 3,105	£ 5,620	£ 2,191	£ 25	£ 107	£ 1	£ 5,053	£ 0
Profit after tax	750	750							750
Other comprehensive (expense)/income, net of tax:
- Fair value reserve (debt instruments)	(5)	(5)				(5)
- Cash flow hedges	(782)	(782)					(782)
- Pension remeasurement	300	300							300
- Own credit adjustment	20	20							20
Total comprehensive income	283	283				(5)	(782)		1,070	0
Issue of other equity instruments	750	750			750
Repurchase of other equity instruments	(985)	(985)			(985)
Dividends on ordinary shares	(389)	(389)							(389)
Dividends on preference shares and other equity instruments	(88)	(88)							(88)
Ending balance at Jun. 30, 2022	15,673	15,673	3,105	5,620	1,956	20	(675)	1	5,646	0
Beginning balance at Dec. 31, 2022	14,407	14,407	3,105	5,620	1,956	5	(1,128)	1	4,848	0
Profit after tax	814	814							814
Other comprehensive (expense)/income, net of tax:
- Fair value reserve (debt instruments)	(3)	(3)				(3)
- Cash flow hedges	(54)	(54)					(54)
- Pension remeasurement	(115)	(115)							(115)
- Own credit adjustment	(5)	(5)							(5)
Total comprehensive income	637	637				(3)	(54)		694	0
Dividends on ordinary shares	(410)	(410)							(410)
Dividends on preference shares and other equity instruments	(61)	(61)							(61)
Ending balance at Jun. 30, 2023	£ 14,573	£ 14,573	£ 3,105	£ 5,620	£ 1,956	£ 2	£ (1,182)	£ 1	£ 5,071	£ 0